STOCKHOLDERS' EQUITY AND REGULATORY CAPITAL (Details Textual) - USD ($)	1 Months Ended	12 Months Ended
	Jan. 31, 2016	Jun. 30, 2016
Dividends Waived		$ 1,900,000
Dividends Payable		$ 759,000
Percentage Of Increase In Capital Conservation		0.625%
Minimum [Member]
Percentage of Capital Conservation	0.625%
2019 [Member]
Percentage of Capital Conservation		2.50%
New Capital Rules [Member]
Tier One Leverage Capital to Average Assets		5.00%
Tier One Risk Based Capital to Risk Weighted Assets		8.00%
Capital to Risk Weighted Assets		10.00%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets		6.50%